Intangible Assets	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
3. Intangible Assets

Intangible assets represents purchase of intellectual rights related to the development of the online chess game, by issuing 5,000,000 common stock valued at $70,000 in accordance with the Asset Purchase Agreement dated July 23, 2014.